AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 27, 2005

                                                       REGISTRATION NOS. 33-6930
                                                                        811-4725

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  ------------
                                    FORM N-1A
                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933                          |X|
                           PRE-EFFECTIVE AMENDMENT NO.                       [ ]


                         POST-EFFECTIVE AMENDMENT NO. 27                     |X|

                                     AND/OR
                             REGISTRATION STATEMENT
                                    UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      |X|

                                AMENDMENT NO. 28                             |X|

                        (CHECK APPROPRIATE BOX OR BOXES)

                                  ------------

                         PHOENIX INVESTMENT SERIES FUND
                (FORMERLY, PHOENIX-OAKHURST INCOME & GROWTH FUND)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                  ------------

               101 MUNSON STREET, GREENFIELD, MASSACHUSETTS 01301
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
          C/O PHOENIX EQUITY PLANNING CORPORATION--SHAREHOLDER SERVICES

                                 (800) 243-1574
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                  ------------

                        COUNSEL AND CHIEF LEGAL OFFICER:

                               KEVIN J. CARR, ESQ.

                                     COUNSEL
                         PHOENIX LIFE INSURANCE COMPANY
                                ONE AMERICAN ROW
                             HARTFORD, CT 06102-5056

                              JOHN R. FLORES, ESQ.
                  VICE PRESIDENT, LITIGATION/EMPLOYMENT COUNSEL
                         PHOENIX LIFE INSURANCE COMPANY
                                ONE AMERICAN ROW
                        HARTFORD, CONNECTICUT 06102-5056
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

  It is proposed that this filing will become effective (check appropriate box)
       [ ] immediately upon filing pursuant to paragraph (b)
       [ ] on pursuant to paragraph (b)
       [ ] 60 days after filing pursuant to paragraph (a)(1)
       [ ] on pursuant to paragraph (a)(1)
       |X| 75 days after filing pursuant to paragraph (a)(2)
       [ ] on pursuant to paragraph (a)(2) of Rule 485.
       If appropriate, check the following box:
       [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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

This Post-Effective Amendment consists of the following:

     1. Facing Sheet of the Registration Statement
     2. Replacement Disclosure for "Management of the Fund" section of prospectus for Phoenix Dynamic Growth Fund
     3. Signature Page

This Post-Effective Amendment is being filed for the sole purpose of filing replacement disclosure for the section entitled "Management of the Fund" found on pages 4 through 6 of the prospectus for Phoenix Dynamic Growth Fund.

But for the replacement disclosure filed herewith, Parts A, B and C of Registrant's Post-Effective Amendment No. 26 to its registration statement filed on April 4, 2005 are incorporated by reference herein and this Post-Effective Amendment No. 27 is being filed for the sole purpose of filing replacement disclosure for the section entitled "Management of the Fund" found on pages 4 through 6 of the prospectus for Phoenix Dynamic Growth Fund.

MANAGEMENT OF THE FUND
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THE ADVISER AND SUBADVISER

Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix acts as the investment adviser for 13 fund companies totaling __ mutual funds and as adviser to institutional clients. As of March 31, 2005, Phoenix had $56.6 billion in assets under management. Phoenix has acted as an investment adviser for over 70 years.

Bennett Lawrence Management, LLC ("Bennett Lawrence") is the subadviser to the fund and is located at 757 Third Avenue, 19th Floor, New York, NY 10017. Bennett Lawrence acts as adviser to institutions and individuals. As of March 31, 2005, Bennett Lawrence had $1.45 billion in assets under management. Bennett Lawrence has been an investment adviser since 1995.

Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program and the general operations of the fund. Bennett Lawrence, as subadviser, is responsible for the day-to-day management of the fund's portfolio. Bennett Lawrence manages the fund's assets to conform with the investment policies as described in this prospectus.

The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of the fund's net assets at the rate of ___%.

Phoenix has contractually agreed to limit total operating expenses of the fund (excluding interest, taxes and extraordinary expenses), through August 30, 2006, so that such expenses do not exceed the following percentages of the average annual net asset values of the fund:

------------------------------------------------------------------------------
                               Class A                 Class C
------------------------------------------------------------------------------
   Dynamic Growth Fund           ___%                   ___%
------------------------------------------------------------------------------

Phoenix pays Bennett Lawrence a subadvisory fee at the rate of ___%.


4  Phoenix Dynamic Growth Fund

PORTFOLIO MANAGEMENT

A team of investment professionals co-manages the fund and is responsible for the day-to-day management of the fund's portfolio.

VAN SCHREIBER. Mr. Schreiber has served on the fund's portfolio team since its inception in 2005. He is the Managing Member and Chief Portfolio Manager at Bennett Lawrence (since 1995). Previously, he was a Managing Director and Senior Growth Portfolio Manager with Deutsche Morgan Grenfell/C.J. Lawrence, Inc. (____ -____). In 1965, he joined C.J. Lawrence as a Research Analyst; he became Head of Institutional Marketing in 1968; and a Partner of the firm in 1969. Since 1976, Mr. Schreiber served as an Executive Vice President of the firm and a member of the Board of Directors until its acquisition by Morgan Grenfell.

W. ALEXANDER L. ELY. Mr. Ely has served on the fund's portfolio team since its inception in 2005. He is a Portfolio Manager at Bennett Lawrence (since 1997). Prior to joining the firm, he was an Equity Product Manager at Oppenheimer Management Corp. (1992-1997), and a Strategy Clerk at the Boston Stock Exchange (1988-1989).

Please refer to the Statement of Additional Information for additional information about the fund's portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of securities of the fund.


                                                  Phoenix Dynamic Growth Fund  5

PRIOR PERFORMANCE OF BENNETT LAWRENCE

The performance information shown below represents a composite of the prior performance of all discretionary accounts managed by Bennett Lawrence with substantially similar investment objectives, policies and strategies as the Dynamic Growth Fund. The discretionary accounts are not registered mutual funds and were not subject to certain investment limitations and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, which, if applicable, may have adversely affected the performance of the composite. Bennett Lawrence's performance results would have been lower had fund expenses been used and could have been adversely affected had these regulations applied to private accounts. The composite performance does not represent the historical performance of the fund and should not be interpreted as indicative of the future performance of the fund.

[GRAPHIC OMITTED]

CALENDAR YEAR       ANNUAL RETURN (%)
    1998                  13.3
    1999                  76.8
    2000                  -4.0
    2001                 -15.2
    2002                 -14.9
    2003                  35.5
    2004                  23.9

Year-to-date performance (through March 31, 2005) is -6.1%.

----------------------------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS
  (FOR THE PERIODS ENDED MARCH 31, 2005)                  1 YEAR             3 YEARS             5 YEARS
----------------------------------------------------------------------------------------------------------------
  Bennett Lawrence Mid Cap Portfolio                      9.40%               10.50%              -1.40%
----------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index(1)                                     6.67%               2.74%               -3.21%
----------------------------------------------------------------------------------------------------------------
  Russell Midcap Growth Index(2)                          8.31%               6.19%               -7.30%
----------------------------------------------------------------------------------------------------------------

(1) The S&P 500(R) Index is a half-float market capitalization-weighted index of 500 of the largest U.S. companies and is provided for general comparative purposes. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

(2) The Russell Midcap(R) Growth Index is a market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

The private accounts whose composite returns are shown above were managed by the same individuals that are managing the fund.



6  Phoenix Dynamic Growth Fund

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in City of Hartford and State of Connecticut on the 27th day of May, 2005.


                                                  PHOENIX INVESTMENT SERIES FUND


ATTEST: /S/ KEVIN J. CARR                     BY: /S/ DANIEL T. GERACI
        ----------------------                    ----------------------
        KEVIN J. CARR                             DANIEL T. GERACI
        SECRETARY                                 PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated, on this 27th day of May, 2005.


                         SIGNATURE                                TITLE
                         ---------                                -----

                                                                  Trustee
------------------------------------------------------------
                     E. Virgil Conway*

                   /s/ Nancy G. Curtiss                           Treasurer (Principal
------------------------------------------------------------      Financial and Accounting Officer)
                     Nancy G. Curtiss

                                                                  Trustee
------------------------------------------------------------
                   Harry Dalzell-Payne*

                                                                  Trustee
------------------------------------------------------------
                      S. Leland Dill*

                   /s/ Daniel T. Geraci                           President (principal executive officer)
------------------------------------------------------------
                     Daniel T. Geraci

                                                                  Trustee
------------------------------------------------------------
                   Francis E. Jeffries*

                                                                  Trustee
------------------------------------------------------------
                     Leroy Keith, Jr.*

                                                                  Trustee
------------------------------------------------------------
                   Marilyn E. LaMarche*

                                                                  Chairman
------------------------------------------------------------
                   Philip R. McLoughlin*

                                                                  Trustee
------------------------------------------------------------
                  Geraldine M. McNamara*

                                                                  Trustee
------------------------------------------------------------
                    Everett L. Morris*

                                                                  Trustee
------------------------------------------------------------
                      James M. Oates*

                                                                  Trustee
------------------------------------------------------------
                     Donald B. Romans*

                                                                  Trustee
------------------------------------------------------------
                   Richard E. Segerson*

                                                                  Trustee
------------------------------------------------------------
                 Ferdinand L. J. Verdonck*

                                                                  Trustee
------------------------------------------------------------
                  Lowell P. Weicker, Jr.*

By: /s/ Daniel T. Geraci
    ---------------------------------------------------------
* Daniel T. Geraci, Attorney-in-fact pursuant to powers of attorney.


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